Segments Reporting (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)
Adjustments:
Unallocated general and administrative expenses	₪ (11,940)	$ (3,186)	₪ (14,723)	[1]	₪ (10,003)	[1]
Unallocated other expenses	(4,877)	(1,301)	1,596	[1]	(567)	[1]
Unallocated financial expenses	55,716	14,867	69,457	[1]	60,280	[1]
Unallocated financial income	1,801	481	1,720	[1]	2,318	[1]
Unallocated change in fair value of financial instrument at fair value	31,220	8,331
Profit/Loss before income taxes	(60,464)	(16,133)	101,882	[1]	120,243	[1]
Assets and Liabilities
Equity basis investments	82,431				26,949
Total [Member]
Disclosure of operating segments [line items]
Segment profit (loss)
Share in losses of associates, net			(20,202)		(54,313)
Adjustments:
Unallocated gains	85,180
Unallocated general and administrative expenses	(11,940)		(14,723)		(10,003)
Unallocated other expenses	(4,877)		1,596		(567)
Unallocated financial expenses	(55,716)		(69,457)		(60,280)
Unallocated financial income	1,801		1,720		2,318
Unallocated exchange differences, net	14,796		816		2,602
Unallocated change in fair value of financial instrument at fair value	31,220
Profit/Loss before income taxes	60,464		(101,882)		(120,243)
Additions to segment assets					154,598
Unallocated			11,051		96,879
Total additions			11,051		251,477
Depreciation and amortization of segment assets
Unallocated			29,003		37,415
Total Depreciation and amortization			29,003		37,415
Impairment of segment assets			43,057		24,564
Unallocated			47,700		165,028
Total Impairment			90,757		189,592
Assets and Liabilities
Segment assets			193,354		245,843
Equity basis investments	82,431		5,592		26,949
Unallocated	173,693		818,425		1,988,417
Total Assets	256,124		1,017,371		2,261,209
Liabilities
Segment liabilities			38,477		3,276
Unallocated liabilities	316,198		1,127,678		2,209,319
Total Liabilities	316,198		1,166,155		2,212,595
Medical industries and devices [Member]
Disclosure of operating segments [line items]
Revenues and gains	136,810		117,488		96,333
Segment profit (loss)	(153,374)		(135,445)		(119,689)
Share in losses of associates, net			(15,156)		(7,960)
Adjustments:
Additions to segment assets
Depreciation and amortization of segment assets
Impairment of segment assets
Unallocated
Total Impairment
Assets and Liabilities
Segment assets
Equity basis investments					15,916
Liabilities
Segment liabilities
Plots in India [Member]
Disclosure of operating segments [line items]
Segment profit (loss)	6,931		(55,422)		9,354
Share in losses of associates, net
Adjustments:
Additions to segment assets					154,598
Depreciation and amortization of segment assets
Impairment of segment assets		(6,971)	43,057		24,564
Assets and Liabilities
Segment assets	107,332		187,509		245,092
Liabilities
Segment liabilities	23,378		38,477		3,319
Other activities and allocations [Member]
Disclosure of operating segments [line items]
Segment profit (loss)
Share in losses of associates, net
Adjustments:
Additions to segment assets
Depreciation and amortization of segment assets
Assets and Liabilities
Segment assets			5,845		6,453
Equity basis investments
Liabilities
Segment liabilities
Equity method adjustments [Member]
Disclosure of operating segments [line items]
Revenues and gains	(136,810)		(117,488)		(96,333)
Segment profit (loss)	146,442		190,867		110,335
Share in losses of associates, net			(5,047)		(46,353)
Adjustments:
Additions to segment assets
Depreciation and amortization of segment assets
Impairment of segment assets | $		$ 6,971
Assets and Liabilities
Segment assets	(107,332)				(5,702)
Equity basis investments	82,431		₪ 5,592		11,033
Liabilities
Segment liabilities	₪ (23,378)				₪ (43)

[1]	Reclassified (discontinued operations). Refer to Note 19.